Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans receivable	$ 21,887	$ 29,257	$ 36,776
Securities available for sale:
Mortgage-backed and related	300	604	1,098
Other marketable	614	737	1,451
Cash equivalents	129	101	36
Other	53	117	180
Total interest income	22,983	30,816	39,541
Interest expense:
Deposits	1,804	3,741	6,847
Federal Home Loan Bank advances	1,485	3,398	4,288
Total interest expense	3,289	7,139	11,135
Net interest income	19,694	23,677	28,406
Provision for loan losses	(7,881)	2,544	17,278
Net interest income after provision for loan losses	27,575	21,133	11,128
Non-interest income:
Fees and service charges	3,513	3,325	3,739
Loan servicing fees	1,029	964	987
Gain on sales of loans	2,102	3,574	1,656
Gain on sale of branch office	0	552	0
Other	668	575	487
Total non-interest income	7,312	8,990	6,869
Non-interest expense:
Compensation and benefits	12,680	12,452	13,553
(Gains) losses on real estate owned	(830)	181	2,681
Occupancy	3,338	3,358	3,741
Deposit insurance	868	1,255	1,255
Data processing	1,177	1,332	1,221
Other	5,390	6,092	7,101
Total noninterest expense	22,623	24,670	29,552
Income (loss) before income tax (benefit) expense	12,264	5,453	(11,555)
Income tax (benefit) expense	(14,406)	132	0
Net income (loss)	26,670	5,321	(11,555)
Preferred stock dividends and discount	(2,068)	(1,861)	(1,821)
Net income (loss) available to common stockholders	24,602	3,460	(13,376)
Other comprehensive loss, net of tax	(625)	(520)	(70)
Comprehensive income (loss) attributable to common shareholders	$ 23,977	$ 2,940	$ (13,446)
Basic earnings (loss) per common share (in Dollars per share)	$ 6.15	$ 0.88	$ (3.47)
Diluted earnings (loss) per common share (in Dollars per share)	$ 5.71	$ 0.86	$ (3.47)